Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Clayton Street Trust
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Clayton Street Trust

Protective Life Dynamic Allocation Series – Conservative Portfolio

(the “Portfolio”)

Supplement dated December 4, 2018

to the Currently Effective Prospectus

Effective immediately, and as reflected below, the description of the Portfolio’s secondary performance benchmark has been revised to clarify that it is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (50%) and the Bloomberg Barclays U.S. Aggregate Bond Index (50%). To reflect this sole change, the bar chart, table and accompanying footnotes in the “Performance Information” section of the Portfolio’s Prospectus is deleted in its entirety and replaced with the following:

Protective Life Dynamic Allocation Series – Conservative Portfolio

Annual Total Returns (calendar year-end)

Best Quarter: 1st Quarter 2017 3.70%	Worst Quarter: 2nd Quarter 2017 2.62%

Average Annual Total Returns (periods ended 12/31/17)
	1 Year	Since Inception 4/7/2016
Protective Life Dynamic Allocation Series – Conservative Portfolio
Protective Life Dynamic Allocation Series – Conservative Portfolio	12.37%	8.67%
MSCI All Country World IndexSM (reflects no deduction for expenses, fees or taxes)	23.97%	19.26%
Protective Life Conservative Allocation Index (reflects no deduction for expenses, fees or taxes)	13.35%	10.10%

The Portfolio’s primary benchmark index is the MSCI All Country World IndexSM. The Portfolio’s secondary benchmark index is the Protective Life Conservative Allocation Index. The indices are described below.

•
The MSCI All Country World IndexSM is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure the equity market performance of global developed and emerging markets.

•
The Protective Life Conservative Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (50%) and the Bloomberg Barclays U.S. Aggregate Bond Index (50%). The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based measure of the U.S. investment grade fixed-rate debt market.

Please retain this Supplement with your records.

Clayton Street Trust

Protective Life Dynamic Allocation Series – Moderate Portfolio

(the “Portfolio”)

Supplement dated December 4, 2018

to the Currently Effective Prospectus

Effective immediately, and as reflected below, the description of the Portfolio’s secondary performance benchmark has been revised to clarify that it is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (65%) and the Bloomberg Barclays U.S. Aggregate Bond Index (35%). To reflect this sole change, the bar chart, table and accompanying footnotes in the “Performance Information” section of the Portfolio’s Prospectus is deleted in its entirety and replaced with the following:

Protective Life Dynamic Allocation Series – Moderate Portfolio

Annual Total Returns (calendar year-end)

Best Quarter: 1st Quarter 2017 4.60%	Worst Quarter: 2nd Quarter 2017 3.02%

Average Annual Total Returns (periods ended 12/31/17)
	1 Year	Since Inception 4/7/2016
Protective Life Dynamic Allocation Series – Moderate Portfolio
Protective Life Dynamic Allocation Series – Moderate Portfolio	15.42%	11.29%
MSCI All Country World IndexSM (reflects no deduction for expenses, fees or taxes)	23.97%	19.26%
Protective Life Moderate Allocation Index (reflects no deduction for expenses, fees or taxes)	16.45%	12.79%

The Portfolio’s primary benchmark index is the MSCI All Country World IndexSM. The Portfolio’s secondary benchmark index is the Protective Life Moderate Allocation Index. The indices are described below.

•
The MSCI All Country World IndexSM is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure the equity market performance of global developed and emerging markets.

•
The Protective Life Moderate Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (65%) and the Bloomberg Barclays U.S. Aggregate Bond Index (35%). The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based measure of the U.S. investment grade fixed-rate debt market.

Please retain this Supplement with your records.

Protective Life Dynamic Allocation Series - Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Clayton Street Trust

Protective Life Dynamic Allocation Series – Conservative Portfolio

(the “Portfolio”)

Supplement dated December 4, 2018

to the Currently Effective Prospectus

Effective immediately, and as reflected below, the description of the Portfolio’s secondary performance benchmark has been revised to clarify that it is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (50%) and the Bloomberg Barclays U.S. Aggregate Bond Index (50%). To reflect this sole change, the bar chart, table and accompanying footnotes in the “Performance Information” section of the Portfolio’s Prospectus is deleted in its entirety and replaced with the following:

Protective Life Dynamic Allocation Series – Conservative Portfolio

Annual Total Returns (calendar year-end)

Best Quarter: 1st Quarter 2017 3.70%	Worst Quarter: 2nd Quarter 2017 2.62%

Average Annual Total Returns (periods ended 12/31/17)
	1 Year	Since Inception 4/7/2016
Protective Life Dynamic Allocation Series – Conservative Portfolio
Protective Life Dynamic Allocation Series – Conservative Portfolio	12.37%	8.67%
MSCI All Country World IndexSM (reflects no deduction for expenses, fees or taxes)	23.97%	19.26%
Protective Life Conservative Allocation Index (reflects no deduction for expenses, fees or taxes)	13.35%	10.10%

The Portfolio’s primary benchmark index is the MSCI All Country World IndexSM. The Portfolio’s secondary benchmark index is the Protective Life Conservative Allocation Index. The indices are described below.

•
The MSCI All Country World IndexSM is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure the equity market performance of global developed and emerging markets.

•
The Protective Life Conservative Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (50%) and the Bloomberg Barclays U.S. Aggregate Bond Index (50%). The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based measure of the U.S. investment grade fixed-rate debt market.

Please retain this Supplement with your records.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 1st Quarter 2017 3.70% Worst Quarter: 2nd Quarter 2017 2.62%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/17)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Portfolio’s primary benchmark index is the MSCI All Country World IndexSM. The Portfolio’s secondary benchmark index is the Protective Life Conservative Allocation Index. The indices are described below.

  The MSCI All Country World IndexSM is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure the equity market performance of global developed and emerging markets.

  The Protective Life Conservative Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (50%) and the Bloomberg Barclays U.S. Aggregate Bond Index (50%). The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based measure of the U.S. investment grade fixed-rate debt market.

Protective Life Dynamic Allocation Series - Conservative Portfolio | Protective Life Dynamic Allocation Series - Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
2017	rr_AnnualReturn2017	12.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	2.62%
Column	rr_AverageAnnualReturnColumnName	Protective Life Dynamic Allocation Series – Conservative Portfolio
1 Year	rr_AverageAnnualReturnYear01	12.37%
Since Inception	rr_AverageAnnualReturnSinceInception	8.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2016
Protective Life Dynamic Allocation Series - Conservative Portfolio | MSCI All Country World Index℠ (reflects no deduction for expenses, fees or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index<sup>SM</sup>
1 Year	rr_AverageAnnualReturnYear01	23.97%
Since Inception	rr_AverageAnnualReturnSinceInception	19.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2016
Protective Life Dynamic Allocation Series - Conservative Portfolio | Protective Life Conservative Allocation Index (reflects no deduction for expenses, fees or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Protective Life Conservative Allocation Index
1 Year	rr_AverageAnnualReturnYear01	13.35%
Since Inception	rr_AverageAnnualReturnSinceInception	10.10%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2016
Protective Life Dynamic Allocation Series - Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Clayton Street Trust

Protective Life Dynamic Allocation Series – Moderate Portfolio

(the “Portfolio”)

Supplement dated December 4, 2018

to the Currently Effective Prospectus

Effective immediately, and as reflected below, the description of the Portfolio’s secondary performance benchmark has been revised to clarify that it is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (65%) and the Bloomberg Barclays U.S. Aggregate Bond Index (35%). To reflect this sole change, the bar chart, table and accompanying footnotes in the “Performance Information” section of the Portfolio’s Prospectus is deleted in its entirety and replaced with the following:

Protective Life Dynamic Allocation Series – Moderate Portfolio

Annual Total Returns (calendar year-end)

Best Quarter: 1st Quarter 2017 4.60%	Worst Quarter: 2nd Quarter 2017 3.02%

Average Annual Total Returns (periods ended 12/31/17)
	1 Year	Since Inception 4/7/2016
Protective Life Dynamic Allocation Series – Moderate Portfolio
Protective Life Dynamic Allocation Series – Moderate Portfolio	15.42%	11.29%
MSCI All Country World IndexSM (reflects no deduction for expenses, fees or taxes)	23.97%	19.26%
Protective Life Moderate Allocation Index (reflects no deduction for expenses, fees or taxes)	16.45%	12.79%

The Portfolio’s primary benchmark index is the MSCI All Country World IndexSM. The Portfolio’s secondary benchmark index is the Protective Life Moderate Allocation Index. The indices are described below.

•
The MSCI All Country World IndexSM is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure the equity market performance of global developed and emerging markets.

•
The Protective Life Moderate Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (65%) and the Bloomberg Barclays U.S. Aggregate Bond Index (35%). The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based measure of the U.S. investment grade fixed-rate debt market.

Please retain this Supplement with your records.

Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar year-end)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 1st Quarter 2017 4.60% Worst Quarter: 2nd Quarter 2017 3.02%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended 12/31/17)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Portfolio’s primary benchmark index is the MSCI All Country World IndexSM. The Portfolio’s secondary benchmark index is the Protective Life Moderate Allocation Index. The indices are described below.

  The MSCI All Country World IndexSM is an unmanaged, free float-adjusted, market capitalization weighted index composed of stocks of companies located in countries throughout the world. It is designed to measure the equity market performance of global developed and emerging markets.

  The Protective Life Moderate Allocation Index is an internally-calculated, hypothetical combination of total returns from the MSCI All Country World IndexSM (65%) and the Bloomberg Barclays U.S. Aggregate Bond Index (35%). The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based measure of the U.S. investment grade fixed-rate debt market.

Protective Life Dynamic Allocation Series - Moderate Portfolio | Protective Life Dynamic Allocation Series - Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
2017	rr_AnnualReturn2017	15.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2017
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2017
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	3.02%
Column	rr_AverageAnnualReturnColumnName	Protective Life Dynamic Allocation Series – Moderate Portfolio
1 Year	rr_AverageAnnualReturnYear01	15.42%
Since Inception	rr_AverageAnnualReturnSinceInception	11.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2016
Protective Life Dynamic Allocation Series - Moderate Portfolio | MSCI All Country World Index℠ (reflects no deduction for expenses, fees or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index<sup>SM</sup>
1 Year	rr_AverageAnnualReturnYear01	23.97%
Since Inception	rr_AverageAnnualReturnSinceInception	19.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2016
Protective Life Dynamic Allocation Series - Moderate Portfolio | Protective Life Moderate Allocation Index (reflects no deduction for expenses, fees or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Protective Life Moderate Allocation Index
1 Year	rr_AverageAnnualReturnYear01	16.45%
Since Inception	rr_AverageAnnualReturnSinceInception	12.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 07, 2016